Segment information:	12 Months Ended
Mar. 31, 2011
Segment information:

25. Segment information:

In accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”, amounts in the segment information do not reflect discontinued operations, and previous fiscal year’s segment information has been reclassified.

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥181,255	¥203,845	¥196,265	$2,360,373
Other small precision brushless DC motors	73,187	75,641	72,541	872,411
Brushless DC fans	37,345	32,651	33,801	406,506
Other small precision motors	22,286	18,023	18,883	227,096

Sub-total	314,073	330,160	321,490	3,866,386
General motors	77,156	73,381	137,251	1,650,643
Machinery	69,435	47,966	77,329	929,994
Electronic and optical components	122,552	105,743	117,843	1,417,234
Others	27,587	28,779	34,617	416,320

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision brushless DC motors” group of products consists of brushless motors for many types of products, including optical disk drives, copiers, printers and fax machines.

The “Brushless DC fans” group of products consists of brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products.

The “Other small precision motors” group of products consists of vibration motors for mobile phones, brush DC motors for many types of products, and stepping motors.

The “General motors” group of products consists of motors which are used in automobiles, various electric household appliances and industrial equipment. The product category has been changed from “Mid-size motors” to “General motors” due to the addition of Large-size motors for industrial use, resulting from the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products.

“Others” consists of auto parts, pivot assemblies, other components and other services.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2009, 2010 and 2011, and long-lived assets for the years ended March 31, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Net sales:
Japan	¥304,317	¥256,817	¥304,897	$3,666,831
U.S.A.	12,864	11,352	46,579	560,180
Singapore	37,811	33,673	28,015	336,921
Thailand	93,306	102,261	99,932	1,201,828
The Philippines	12,394	14,884	10,657	128,166
China	106,928	126,470	142,285	1,711,185
Other	43,183	40,572	56,165	675,466

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Long-lived assets:
Japan	¥84,935	¥84,916	$1,021,239
U.S.A.	1,326	17,897	215,237
Singapore	1,505	1,374	16,524
Thailand	37,351	39,810	478,773
The Philippines	11,826	11,779	141,660
China	37,329	43,342	521,251
Other	27,035	35,291	424,426

Consolidated total	¥201,307	¥234,409	$2,819,110

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

Beginning in the quarterly reporting period ended September 30, 2010, NIDEC changed its segment reporting so that it is in line with the changes NIDEC recently made in its management decision-making process. The Company’s acquired subsidiaries have been grouped into each of these segments for both internal management reporting to the chief operating decision maker and for external reporting, because the number of its subsidiaries has been increasing due to recent acquisitions such as the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts for the fiscal years ended March. 31, 2009, 2010 and 2011. NIDEC has also changed its abbreviations for the reporting segments, as described below.

Nidec acquired Emerson Electric Co.’s motors and controls business (“Nidec Motor”) on September 30, 2010. The acquired business has been identified as a reportable operating segment (the “Nidec Motor” segment) since the quarterly reporting period ended December 31, 2010.

The Nidec Corporation (formerly NCJ) segment comprises Nidec Corporation in Japan, which primarily produces and sells hard disk drives spindle motors, DC motors, fans, and general motors for automobiles.

The Nidec Electronics (Thailand) (formerly NET) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors.

The Nidec (Zhejiang) (formerly NCC) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) (formerly NCD) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its general motors business for automobiles.

The Nidec Singapore (formerly NCS) segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors, fans, and pivot assemblies.

The Nidec (H.K.) (formerly NCH) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, which primarily sells hard disk drive motors, DC motors and fans.

The Nidec Philippines (formerly NCF) segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produces and sells hard disk drive motors.

The Nidec Sankyo (formerly NSNK) segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal (formerly NCPL) segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok (formerly NTSC) segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts and machinery.

The Nidec Copal Electronics (formerly NCEL) segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor (formerly NTMC) segment comprises Nidec Techno Motor Holdings Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motor (formerly NMC) segment comprises Nidec Motor Holdings Corporation, a subsidiary in Japan, other subsidiaries in North America, Latin America, Asia and Europe, which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motors & Actuators (formerly NMA) segment comprises Nidec Motors & Actuators in France, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell general motors for automobiles.

All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

Nidec Servo Corporation, (formerly NSRV) was not identified as reportable segments in the period ended September 30, 2010, due to its immateriality. The amounts have been reclassified to the All Others segment for all periods presented.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss are accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to external customers:
Nidec Corporation	¥62,260	¥67,285	¥72,334	$869,922
Nidec Electronics (Thailand)	80,247	87,792	81,731	982,935
Nidec (Zhejiang)	18,305	22,948	24,500	294,648
Nidec (Dalian)	7,725	6,976	4,218	50,728
Nidec Singapore	27,117	26,157	19,082	229,489
Nidec (H.K.)	37,761	50,066	54,731	658,220
Nidec Philippines	7,517	10,891	7,337	88,238
Nidec Sankyo	92,186	75,807	91,586	1,101,455
Nidec Copal	69,451	61,275	65,379	786,278
Nidec Tosok	20,188	23,345	29,745	357,727
Nidec Copal Electronics	28,429	24,954	30,553	367,444
Nidec Techno Motor	41,341	38,062	58,363	701,900
Nidec Motor	—	—	35,458	426,434
Nidec Motors & Actuators	34,348	32,186	38,371	461,467
All Others	79,781	59,206	74,750	898,978

Total	606,656	586,950	688,138	8,275,863
Adjustments *1	4,147	(921)	392	4,714

Consolidated total	¥610,803	¥586,029	¥688,530	$8,280,577

*1	US GAAP adjustments related to the differences of revenue recognition between recognition at the time of shipment and at the time of customer receipt are main components of Adjustments.

NIDEC had sales to two customers of ¥123,640 million for the year ended March 31, 2010 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore and “All Others” segments, that exceeded 10% of NIDEC’s net sales. There were no individual customers who exceeded 10% of the consolidated net sales for the year ended March 31, 2009 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31,
	2009	2010	2011	2011
Net sales to other operating segments:
Nidec Corporation	¥72,064	¥77,125	¥74,406	$894,841
Nidec Electronics (Thailand)	31,125	41,117	42,024	505,400
Nidec (Zhejiang)	2,624	3,589	3,868	46,518
Nidec (Dalian)	26,837	24,274	20,852	250,776
Nidec Singapore	206	390	451	5,424
Nidec (H.K.)	5,105	3,841	1,453	17,474
Nidec Philippines	24,357	28,019	28,504	342,802
Nidec Sankyo	648	395	556	6,687
Nidec Copal	4,872	2,357	2,632	31,654
Nidec Tosok	139	156	201	2,417
Nidec Copal Electronics	43	31	27	325
Nidec Techno Motor	834	818	877	10,547
Nidec Motor	—	—	—	—
Nidec Motors & Actuators	7,548	9,432	6,702	80,601
All Others	59,279	70,634	73,294	881,467

Total	235,681	262,178	255,847	3,076,933
Intersegment elimination	(235,681)	(262,178)	(255,847)	(3,076,933)

Consolidated total	—	—	—	—

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Operating income or loss:
Nidec Corporation	¥7,315	¥8,066	¥6,799	$81,768
Nidec Electronics (Thailand)	15,629	22,674	22,025	264,883
Nidec (Zhejiang)	(324)	1,946	1,916	23,043
Nidec (Dalian)	2,913	4,808	2,658	31,966
Nidec Singapore	178	319	245	2,946
Nidec (H.K.)	554	608	542	6,518
Nidec Philippines	2,321	6,939	5,403	64,979
Nidec Sankyo	5,705	7,389	11,253	135,334
Nidec Copal	4,832	6,075	9,188	110,499
Nidec Tosok	1,655	2,825	4,009	48,214
Nidec Copal Electronics	2,760	2,422	4,969	59,759
Nidec Techno Motor	1,469	1,951	4,115	49,489
Nidec Motor	—	—	143	1,720
Nidec Motors & Actuators	(407)	553	1,274	15,322
All Others	7,881	12,311	15,970	192,062

Total	52,481	78,886	90,509	1,088,502

Main components of U.S. GAAP adjustments:
Pension and severance costs	12	369	(56)	(673)
Lease	376	288	196	2,357
Consolidation adjustments mainly related to elimination of intersegment profits	(638)	598	1,563	18,797
Reclassification *1	(798)	(360)	(1,071)	(12,880)
Others *2	582	(1,268)	(614)	(7,384)

	¥52,015	¥78,513	¥90,527	$1,088,719

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly loss on sales or disposals of fixed assets the year ended March 31, 2009, 2010 and 2011.
*2	Others is mainly from the amortization of capitalized assets related to business combinations for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Depreciation:
Nidec Corporation	¥1,417	¥1,941	¥1,072	$12,892
Nidec Electronics (Thailand)	4,377	4,058	4,689	56,392
Nidec (Zhejiang)	1,138	1,122	1,121	13,482
Nidec (Dalian)	688	529	780	9,381
Nidec Singapore	150	78	79	950
Nidec (H.K.)	5	3	3	36
Nidec Philippines	3,474	2,717	2,734	32,880
Nidec Sankyo	5,344	3,957	3,830	46,061
Nidec Copal	3,606	3,340	3,990	47,986
Nidec Tosok	1,613	1,768	2,119	25,484
Nidec Copal Electronics	1,335	1,325	1,254	15,081
Nidec Techno Motor	2,014	1,953	2,164	26,025
Nidec Motor	—	—	2,426	29,176
Nidec Motors & Actuators	1,641	1,494	1,383	16,633
All Others	5,865	6,086	6,343	76,284

Total	32,667	30,371	33,987	408,743
U.S. GAAP adjustments *1	53	(63)	(55)	(661)
Others *2	(573)	(1,123)	(951)	(11,437)

Consolidated total	¥32,147	¥29,185	¥32,981	$396,645

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Segment assets:
Nidec Corporation	¥405,958	¥447,220	$5,378,473
Nidec Electronics (Thailand)	69,885	65,758	790,836
Nidec (Zhejiang)	13,785	14,936	179,627
Nidec (Dalian)	23,251	20,524	246,831
Nidec Singapore	10,773	8,278	99,555
Nidec (H.K.)	17,120	15,935	191,642
Nidec Philippines	26,867	25,220	303,307
Nidec Sankyo	101,339	104,650	1,258,569
Nidec Copal	70,124	66,813	803,524
Nidec Tosok	30,318	36,682	441,155
Nidec Copal Electronics	33,183	34,641	416,608
Nidec Techno Motor	41,719	46,950	564,642
Nidec Motor	—	62,893	756,380
Nidec Motors & Actuators	34,865	32,703	393,301
All Others	118,560	119,365	1,435,538

Total	997,747	1,102,568	13,259,988
U.S.GAAP adjustments	617	(85)	(1,022)
Elimination of intersegment assets, net of taxes	(380,410)	(445,089)	(5,352,844)
Intangible assets and other fair value adjustments	14,355	13,990	168,250
Goodwill	72,231	82,107	987,456
Others *1	(11,749)	(5,286)	(63,572)

Consolidated total	¥692,791	¥748,205	$8,998,256

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions		U.S. dollars in thousands
	For the year ended March 31		For the year ended March 31, 2011
	2010	2011
Expenditure for segment assets:
Nidec Corporation	¥7,535	¥2,237	$26,903
Nidec Electronics (Thailand)	5,007	9,173	110,319
Nidec (Zhejiang)	253	844	10,150
Nidec (Dalian)	177	2,156	25,929
Nidec Singapore	9	7	84
Nidec (H.K.)	0	8	96
Nidec Philippines	3,862	3,349	40,277
Nidec Sankyo	2,487	3,777	45,424
Nidec Copal	2,385	5,811	69,886
Nidec Tosok	818	2,586	31,100
Nidec Copal Electronics	617	1,741	20,938
Nidec Techno Motor	859	2,808	33,770
Nidec Motor	—	1,010	12,147
Nidec Motors & Actuators	1,768	1,287	15,478
All Others	3,580	5,444	65,472

Total	29,357	42,238	507,973
Reconciliation *1	7,251	12,772	153,602

Consolidated total	¥36,608	¥55,010	$661,575

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

NIDEC did not have significant non-cash items other than depreciation in reported profit. Equity in earnings of affiliates were not allocated to the segments in the financial information report available and were not regularly reviewed by NIDEC’s chief operating decision maker. Intersegment sales were made at prices that approximate current market value.